Other Intangible Assets	12 Months Ended
Dec. 31, 2011
Other Intangible Assets Disclosure [Abstract]
Other Intangible Assets Disclosure [Text Block]

Note 7:      Other Intangible Assets

The carrying basis and accumulated amortization of recognized intangible assets at December 31, 2011 and 2010 were:

	2011		2010
	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Core deposits intangible	$5,450,647	$(3,681,144)	$5,450,647	$(3,059,520)
Customer relationship intangible	200,627	(121,580)	200,627	(113,622)
Banking intangibles	5,651,274	(3,802,724)	5,651,274	(3,173,142)

Customer relationship intangible	797,156	(797,156)	797,156	(690,156)
Trademark intangible	180,000	(180,000)	180,000	(180,000)
Non-compete intangible	83,000	(83,000)	83,000	(83,000)
Data processing intangibles	1,060,156	(1,060,156)	1,060,156	(953,156)

Purchased software - banking	679,148	(597,555)	679,148	(512,814)
Purchased software - data processing	161,564	(84,311)	960,240	(105,538)
Purchased software - other	86,200	(86,200)	86,200	(86,200)
Purchased software	926,912	(768,066)	1,725,588	(704,552)
Total	$7,638,342	$(5,630,946)	$8,437,018	$(4,830,850)

Amortization expense for Core Deposits and Other for the years ended December 31, 2011, 2010 and 2009, was $736,582, $800,747 and $858,423, respectively. Amortization expense for purchased software for the years ended December 31, 2011, 2010 and 2009 was $281,075, $1,608,017 and $1,816,247, respectively. At December 31, 2011 RDSI wrote-off software related to a specialized vendor that was an RDSI partner. At June 30, 2010, RDSI impaired the purchased software related to the Single Source data processing system. The gross carrying amount for purchased software-data processing was reduced by $11.7 million. Estimated amortization expense for each of the following five years is:

	2012	2013	2014	2015	2016

Core deposit intangible	$617,490	$566,994	$365,465	$194,702	$8,068
Customer relationship intangible	7,934	7,202	6,461	5,805	5,242
Banking intangibles	625,424	574,195	371,926	200,507	13,310

Purchased software - Banking	41,339	24,161	16,093	-	-
Purchased software - Data Processing	34,755	23,911	15,231	3,356	-
Purchased Software	76,094	48,072	31,324	3,356	-
Total	$701,518	$622,267	$403,250	$203,863	$13,310